Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities		12 Months Ended
		Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2023 USD ($)
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Salaries and social security insurance payable	[1]	¥ 55,188,497		¥ 57,459,273	$ 8,031,273
Promotion service fee	[2]	87,567,459		64,883,477	12,743,202
Taxes other than income tax		379,595		1,171,381	55,240
Late fees	[3]	9,927,056		9,499,595	1,444,629
Payable for property, plant and equipment		47,579,463		48,774,134	6,923,973
CDC transportation and storage fee		49,976,200		35,023,095	7,272,756
Guarantee deposits	[4]	108,795,884		94,528,659	15,832,455
Professional service fee	[5]	5,121,970		7,758,448	745,372
Interest payable	[6]	6,055,245			881,186
Other payable	[7]	6,945,275		7,653,291	$ 1,010,707
Total		¥ 377,536,644	$ 54,940,793	¥ 326,751,353

[1]	This payable includes unpaid salaries and outstanding social security insurance. During fiscal 2023, YS Group paid approximately RMB2.3 million to reduce its payable for salaries and social security insurance. During the period from April 1, 2023 to the date of this report, YS Group paid approximately RMB10.2 million to reduce this payable. Salaries and social security insurance payables consist of the following:
[2]	Promotion service fee primarily represents fees for the vaccine promotion, including design and implementation of academic activities, and collection of market information.
[3]	Late fees primarily represent late fees related to corporate income tax, taxes other than income tax and social security insurance and housing reserve fund contributions due to the fact that YS Group failed to pay the income tax related to calendar year 2011 to calendar year 2013, taxes other than income tax related to calendar year 2014 to the beginning of calendar year 2021 and social security insurance related to calendar year 2015 to the beginning of calendar year 2021. As of June, 2021, YS Group has fully paid the unpaid taxes, including income tax and other taxes other than income tax, as well as the late fees charge of them. From fiscal year 2022, the late fee is incurred for unpaid social insurance.
[4]	Guarantee deposits primarily represented refundable deposits paid to YS Group by external service providers as a measurement to guarantee YS Group that external service providers will provide YS Group with high quality and reasonable professional services. The external service providers’ professional service scope includes conducting market research and analysis, monitoring product clinical information, collecting and reporting adverse events of the product use, providing academic visits and education seminars, assisting product shipment and payment collections. Their services don’t assume inventory risk for the vaccines before they are transferred to the end customers.
[5]	Professional service fees primarily represented service fees from consultants and other advisors.
[6]	Interest payable primarily represented interest and royalties payable to R-Bridge Healthcare Fund, LP.
[7]	Other payable primarily represented employees’ reimbursement and value added tax.